STOCK-BASED COMPENSATION - Assumptions Used to Estimate Fair Value of Options (Details) - 10K - Stock options - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility (as a percent)	129.54%	90.39%
Expected term in years	5 years 10 months 2 days	5 years 11 months 23 days
Dividend rate	0.00%	0.00%
Risk-free interest rate	4.34%	2.00%
Fair value of common stock on grant date (in usd per share)	$ 193.90	$ 351.26